Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		$ 15,827
Addition		336,804
Impact on loss of control of Canmart		(592,713)
Intangible asset at ending			$ 15,827
Amortization	75,042	153,705	118,049
Cost [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	39,572,129	15,827	24,683,852
Acquisition (note 4)		39,572,129
Impact on loss of control of Canmart		(17,009)
Movement in exchange rates		1,182	(1,137)
Intangible asset at ending		39,572,129	15,827
Impact of sale of RPK			(24,666,888)
Cost [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning			19,554
Acquisition (note 4)
Impact on loss of control of Canmart
Movement in exchange rates			(891)
Intangible asset at ending
Impact of sale of RPK			(18,663)
Cost [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		15,827	24,664,298
Acquisition (note 4)
Impact on loss of control of Canmart		(17,009)
Movement in exchange rates		1,182	(246)
Intangible asset at ending			15,827
Impact of sale of RPK			(24,648,225)
Cost [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	39,572,129
Acquisition (note 4)		39,572,129
Impact on loss of control of Canmart
Movement in exchange rates
Intangible asset at ending		39,572,129
Impact of sale of RPK
Accumulated Amortization [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning			4,946,637
Movement in exchange rates			(399)
Intangible asset at ending
Amortization
Impact of sale of RPK			(4,946,238)
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning			16,992
Movement in exchange rates			(399)
Intangible asset at ending
Amortization
Impact of sale of RPK			(16,593)
Accumulated Amortization [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning			4,929,645
Movement in exchange rates
Intangible asset at ending
Amortization
Impact of sale of RPK			(4,929,645)
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Movement in exchange rates
Intangible asset at ending
Amortization
Impact of sale of RPK
Impairment [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	39,572,129		15,937,533
Addition		39,572,129
Intangible asset at ending		39,572,129
Impact of sale of RPK			(15,937,533)
Impairment [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning			2,070
Addition
Intangible asset at ending
Impact of sale of RPK			(2,070)
Impairment [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning			15,935,463
Addition
Intangible asset at ending
Impact of sale of RPK			(15,935,463)
Impairment [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	39,572,129
Addition		39,572,129
Intangible asset at ending		39,572,129
Impact of sale of RPK
Net book value [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		15,827
Intangible asset at ending			15,827
Net book value [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Intangible asset at ending
Net book value [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning		15,827
Intangible asset at ending			15,827
Net book value [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Intangible asset at ending